Net financial result (Details 2) - EUR (€)	3 Months Ended		6 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2022	Jun. 30, 2021
Other financial result
Statement [Line Items]
Foreign exchange income and expense	€ (86,000)	€ (5,000)	€ 39,000	€ 43,000